Stock Incentive and Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2021
Compensation And Employee Benefit Plans [Abstract]
Summary Of Share Based Payment Award Options Issued To Employees And Nonemployees Valuation Assumptions	The assumptions used in the Black-Scholes option-pricing method related to options issued to employees and nonemployees for the years ended 2020 and 2019 is set forth below:

	Year Ended December 31,
	2020	2019
Weighted-average grant date fair value	$0.83	$0.87
Expected dividend yield	0.00%	0.00%
Expected stock-price volatility	90.00%	89.00% - 104.00%
Risk-free interest rate	0.53%	1.63% - 2.50%
Term of options	5.60	5.76 - 6.08
Fair value per share of common stock on date of grant	$1.16	$1.16
Exercise price	$1.16	$1.16

Summary Of The Options Outstanding
The following represents a summary of the options outstanding at December 31, 2021, 2020, and 2019 changes during the years then ended (in thousands, other than weighted-average exercise price):

	Options	Weighted average exercise price	Aggregate Intrinsic Value

Outstanding at December 31, 2018	4,781	$0.63	$1,291
Granted	21,468	1.16
Exercised	—	—
Forfeited/Cancelled	(838)	0.94

Outstanding at December 31, 2019	25,411	1.07	2,183
Granted	6,194	1.16
Exercised	(56)	0.90
Forfeited/Cancelled	(745)	0.94

Outstanding at December 31, 2020	30,804	1.10	2,172
Granted	—	—
Exercised	—	—
Forfeited/Cancelled	(2,641)	0.68

Outstanding at December 31, 2021	28,163	$1.13	$915
Exercisable at December 31, 2021	17,177	$1.11